Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule Of Dividends Paid [Table Text Block]

Dividend distribution―The following table presents the dividends paid in the periods presented:

	Dividend Per	Aggregate
	Ordinary	Dividends
Millions of dollars, except per share amounts	Share	Paid	Date of Record
For the year 2012:
March	$0.25	$143	March 12, 2012
June	0.40	230	May 21, 2012
September	0.40	230	September 4, 2012
December	0.40	230	November 19, 2012
December	2.75	1,582	November 19, 2012
	$4.20	$2,415

For the year 2011:
May	$0.10	$57	May 5, 2011
September	0.20	114	August 17, 2011
December	0.25	142	November 25, 2011
December	4.50	2,580	November 25, 2011
	$5.05	$2,893

Schedule of changes in ordinary and treasury shares outstanding during the period [Table Text Block]

Ordinary Shares―The changes in the outstanding amounts of ordinary shares and treasury shares for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended
	December 31,
	2012	2011
Ordinary shares outstanding:
Balance at the beginning of period	573,390,514	565,676,222
Share-based compensation	1,140,439	534,876
Warrants exercised	685,756	7,179,416
Balance at end of period	575,216,709	573,390,514
Ordinary shares held as treasury shares:
Balance at the beginning of period	4,051,013	1,122,651
Warrants exercised	293,888	3,462,693
Share-based compensation	(1,138,868)	(534,331)
Balance at the end of period	3,206,033	4,051,013
Ordinary shares issued at end of period	578,422,742	577,441,527

Schedule of accumulated other comprehensive income (loss) [Table Text Block]

Accumulated Other Comprehensive Income (Loss)―The components of accumulated other comprehensive income (loss) were as follows at December 31:

Millions of dollars	2012	2011
Pension and post-retirement liabilities	$(422)	$(303)
Foreign currency translation	11	(124)
Total	$(411)	$(427)

Transactions recorded in “Accumulated other comprehensive income” are recognized net of tax.